Finance costs and finance income (Tables)	12 Months Ended
Dec. 31, 2019
Finance costs and revenues [Line Items]
Schedule of significant unobservable valuation input

Significant unobservable valuation inputs are provided below:

	2019	2018

Annual average of future sales of mineral (US$000)	190,815	193,906
Useful life of mining properties	14	13
Pre-tax discount rate (%)	10	10

Schedule of contingent liabilities in business combination

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	15,755	17,570	19,343

Variation of the fair value in results	655	(1,815)	(1,773)
Final balance	16,410	15,755	17,570

Disclosure Of Detailed Information About Finance Cost And Finance Revenues [Text Block]

Finance costs and finance income

(a)This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Finance income:
Interest on time deposits	4,971	5,176	1,050
Dividends income	3,625	—	—
Interests on third parties loans	460	561	813
Interests on loans to related parties, note 30(a)	86	92	1,685
Interests on tax claims	16	1,701	153
Other minor	517	340	43

	9,675	7,870	3,744
Unrealized variation of the fair value related to contingent consideration liability (b)	—	1,815	1,773

Total finance revenues	9,675	9,685	5,517

Finance costs:
Interest on borrowings	28,418	31,538	28,019
Tax on financial transactions	166	173	180
Interest on loans	1	2	1,053
Other minor	55	703	72
	28,640	32,416	29,324
Accretion expense for mine closure, note 15(b)	10,390	4,982	4,318
Accrual of debt issuance costs, note 16(f)	2,109	1,024	909
Unrealized variation of the fair value related to contingent consideration liability (b)	655	—	—
Accretion expense of leases liability	379	—	—
Total finance costs	42,173	38,422	34,551

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Schedule of Finance cost

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Unwinding of the discount of the provision for mining closure, note 12(b)	36,709	36,015	21,769
Interests on tax contingency and others, see note 24	16,938	161	128
Commissions of guarantee letters	2,485	2,113	1,869
Unwinding of debt instruments, note 13	1,497	735	—

	57,629	39,024	23,766